Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [Abstract]
Business combinations
5.	Business combinations

Acquisitions in 2021

Luxclusif

On December 6, 2021, Farfetch UK Limited, an indirect wholly owned subsidiary of Farfetch Limited, acquired 100% of the issued share capital of Upteam Corporation Limited (“Luxclusif”), and its four fully owned subsidiaries, together a Business to Business (“B2B”) technology-enabled seller of pre-owned luxury goods.

Purchase consideration of $26.8 million was comprised of $7.8 million of cash, $5.9 million of deferred cash or share consideration and $13.1 million of deferred share consideration based on the Farfetch Limited share price as at the acquisition date. The share consideration includes a service condition for certain members of the Luxclusif management team and has been accounted for as post combination remuneration. This did not form part of the purchase price allocation and is expensed.

The transaction is being treated as a business combination under IFRS 3 and the purchase price is subject to the finalization of completion accounts. This investment is part of the Group’s strategy of expanding into new categories and offerings. The primary reason for the acquisition was for the Group to further enhance the Farfetch Marketplace by continuing to invest in expanding the pre-owned offering.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$7,682
Deferred payments	135
Total cash consideration	$7,817

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$803
Cash consideration	(7,682)
Net cash outflow	$(6,879)

2021
Development Costs	$2,205
Customer relationships	1,611
Tangible assets	73
Net working capital	3,461
Net debt	(2,671)
Deferred tax liability	(725)
Total net identified assets acquired	3,954
Goodwill	3,863
Total net identified assets acquired and goodwill	$7,817

Goodwill consists of expected synergies to be achieved by combining the operations of Luxclusif with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be fully deductible for tax purposes. The Development costs and Customer relationships are amortized over three years and five years respectively.

Acquisition-related costs totaled $1.5 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2021.

Allure

On 20 December 2021, Farfetch US Holdings, Inc. acquired 100% of the issued share capital of Allure Systems Corp (“Allure US”) and its fully owned subsidiary, Allure Systems Research France (“Allure France”) (together, “Allure”). Allure was established in 2017 and uses artificial intelligence (“A.I.”) to create high-quality on-model images via 360 degrees renderings, allowing retailers and brands to scale quality imagery with automation.

Purchase consideration of $21.7 million comprised of deferred payments of $1.5 million, cash consideration of $15.9 million and share consideration of $4.4 million based on the Farfetch Limited share price at the acquisition date. There is no contingent consideration.

This investment is part of the Group’s strategy of accelerating the digitization of the global luxury industry. The primary reason for the acquisition was to provide an enhanced customer experience on Farfetch Marketplace and drive efficiency in our operational processes. The transaction has been accounted for as a business combination under IFRS 3 and the purchase price allocation is subject to finalization of completion accounts adjustments.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$15,858
Ordinary shares issued	$4,380
Deferred payments	1,465
Total purchase consideration	$21,703

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,840
Cash consideration	(15,858)
Net cash outflow	$(14,018)

2021
Development costs	$5,412
Tangible assets	77
Net working capital	118
Net debt	(1,609)
Deferred tax liability	(3,364)
Total net identified assets acquired	634
Goodwill	21,069
Total net identified assets acquired and goodwill	$21,703

Goodwill consists of expected synergies to be achieved by combining the operations of Allure with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be deductible for tax purposes. Development costs are amortized over three years.

Acquisition-related costs totaled $0.6 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2021.

JBUX

On September 14, 2021, Farfetch UK Limited, an indirect wholly owned subsidiary of Farfetch Limited, acquired 100% of the issued share capital of JBUX Limited, which trades under the name “Jetti”, which provides marketplace technology to multi-vendor online businesses via a cloud-based Software as a Service (“SaaS”) platform. Purchase consideration comprised cash of $4.0 million as well as post combination remuneration including deferred payments based on employment conditions and earnout payments based on employment conditions and earnout targets. The latter two are accounted for as equity-settled share-based payments. This investment is part of the Group’s vertical integration strategy of accelerating the digitization of the global luxury industry by acquiring and developing brands and the Group expect to benefit from Jetti's technology platform and employee skills. This acquisition will also allow the Group to enhance its marketplace offering.

The transaction was accounted for as a business combination under IFRS 3 and the purchase price allocation has been finalized. Farfetch UK Limited acquired a 100% shareholding and voting rights of the company from the previous owners.

Details of the cash paid, the assets acquired and goodwill are as follows (in thousands):

2021
Cash	$4,000
Total cash consideration	$4,000

2021
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$48
Cash consideration	(4,000)
Net cash outflow	$(3,952)

2021
Development costs	$2,282
Tangible assets	2
Net working capital	(10)
Net debt	(17)
Deferred tax liability	(331)
Total net identified assets acquired	1,926
Goodwill	2,074
Total net identified assets acquired and goodwill	$4,000

Goodwill consists of expected synergies to be achieved by combining the operations of Jetti with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. The full goodwill is expected to be deductible for tax purposes.

Acquisition-related expenses of $0.7 million were recorded in the year ending December 31, 2021, which are included in Selling, general and administrative costs.

Alanui

On March 16, 2021, New Guards Group Holding, a subsidiary of Farfetch Limited, completed the acquisition of Alanui, for $nil consideration. The acquisition and control was achieved through the removal of a shareholder veto from the agreement between New Guards and Alanui’s other shareholders that had previously prevented the Group from obtaining control of Alanui. New Guards owns 53% of the voting equity interests of Alanui. Alanui deals with wholesale and retail distribution, as well as sales through their e-commerce platform of apparel and accessories.

The Group expects continue to benefit from the Alanui brand bringing with them knowledge and creativity of original solutions for apparel and accessories collections. The transaction was accounted for as a business combination under IFRS 3 and the purchase price allocation has been finalized.

Details of the purchase consideration and the net assets acquired are as follows (in thousands):

2021
Intangible assets	$81
Brand name	7,279
Tangible assets	55
Other non-current assets	291
Inventory	830
Net working capital (excluding inventory)	(1,070)
Non-current liabilities	(28)
Deferred tax liability	(2,041)
Total net identified assets acquired	$5,397
Fair value of previously held equity interest	(2,963)
Non-controlling interest	(2,434)
Purchase consideration	$-

The non-controlling interest acquired is measured at a value equal to the non-controlling interests’ share of the identifiable net assets acquired. Refer to Note 27, Related party disclosure, for further information on the control of Alanui.

Revenue and profit contribution of the acquisition made in 2021

The results of operations of Luxclusif, Allure, Jetti and Alanui have been included in the Group’s consolidated Statement of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisition have not been presented because they do not have a material impact to the consolidated revenue and results of operations.

Acquisitions in 2020

Ambush

On February 5, 2020, New Guards, a subsidiary of Farfetch Limited, completed the acquisition of 70% of the outstanding shares of Ambush Inc., the jewelry and apparel line, for cash consideration of $12.1 million. The Group expects to benefit from Ambush’s brand bringing with them a strong passion for and knowledge of luxury jewelry and ready-to-wear apparel. This acquisition will also allow the Group to enhance its marketplace and stores offering. The transaction was accounted for as a business combination under IFRS 3, and the purchase price allocation was finalized in January 2021.

Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2020
Cash consideration	$12,142
Purchase consideration	$12,142

2020
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$126
Cash consideration	(12,142)
Net cash outflow	$(12,016)

2020
Intangible assets	$127
Brand name	4,699
Tangible assets	1,365
Right-of-use assets	858
Other non-current assets	720
Inventory	3,374
Net working capital (excluding inventory)	(2,175)
Non-current liabilities	(5,224)
Deferred tax liability	(1,311)
Total net identified assets acquired	2,433
Goodwill	10,674
Total net identified assets acquired and goodwill	13,107
Non-controlling interest	(965)
Net assets acquired	$12,142

Goodwill consists of expected synergies to be achieved by combining the operations of Ambush with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3 (amended). Goodwill is expected to be deductible for tax purposes.

The non-controlling interest acquired is measured at a value equal to the non-controlling interests’ share of the identifiable net assets acquired.

Acquisition-related expenses of $0.7 million were recorded in 2020, which are included in Selling, general and administrative costs.

Revenue and profit contribution of the acquisition made in 2020

The results of operations of Ambush have been included in the Group’s consolidated statement of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisition have not been presented because they do not have a material impact to the consolidated revenue and results of operations.

Acquisitions in 2019

Stadium Goods

On January 4, 2019, Farfetch Limited completed the acquisition of 100% of the outstanding shares of Stadium Goods, the sneaker and streetwear marketplace, for total consideration of $230.9 million. The Group expects to benefit from Stadium Goods’ brand, access to supply, and a team who have joined the Group, bringing with them a strong passion for, and knowledge of, luxury streetwear, further enhancing the company’s marketplace and stores offering. The consideration payable by the Group was in the form of cash consideration and Farfetch Limited shares. The consideration payable was split as $150.2 million of cash, and 4,641,554 Class A Ordinary Shares with a value of $80.7 million based on the Farfetch Limited share price as at the acquisition date.

The transaction is accounted for as a business combination under IFRS 3 and the purchase price allocation accounting has been finalized. Of the $80.7 million share consideration, $52.1 million includes a service condition for certain members of the Stadium Goods management team remaining with the Group over a four-year period. This does not satisfy the IFRS 3 definition of consideration and will be recognized as an expense in the Consolidated statement of operations over the four-year service period as a share-based payment expense. Therefore, under IFRS 3, the consideration is $178.8 million consisting of $150.2 million cash consideration and $28.6 million share consideration, none of which is contingent on future performance or service conditions.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$150,200
Ordinary shares issued	28,600
Total purchase consideration	$178,800

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,678
Cash consideration	(150,200)
Net cash outflow	$(148,522)

The ordinary shares issued are non-cash investing activities.

The Group finalized its purchase price allocation in the first quarter 2019. The Group recognized the following assets and liabilities upon acquisition of Stadium Goods (in thousands):

2019
Intangible assets	$2,049
Brand name	117,300
Tangible assets	319
Right-of-use assets	2,802
Other non-current assets	243
Inventory	541
Net working capital (excluding inventory)	(3,642)
Non-current liabilities	(14,465)
Total net identified assets acquired	105,147
Goodwill	73,653
Net assets acquired	$178,800

Goodwill consists of expected synergies to be achieved by combining the operations of Stadium Goods with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be deductible for tax purposes. No deferred tax has been recognized however on the basis that management did not consider there to be sufficient evidence at the time of the acquisition that suitable taxable profits were expected to arise to support recognition.

As the transaction has been treated as an asset purchase for tax purposes, no deferred tax has been recognized in respect of the brand name as there is no difference between the tax base and carrying amount at acquisition, as it is expected that the brand name will be deductible for tax purposes.

Acquisition-related costs of $4.0 million were recorded in 2019, and comprised $2.5 million, which are included in Selling, general and administrative expenses, and $1.5 million, which are included in the merger relief reserve.

Toplife

On May 28, 2019, Farfetch (Shanghai) E-commerce Co., Ltd, a wholly owned subsidiary of Farfetch Limited, acquired 100% of the business of Toplife, a luxury e-commerce platform, from JD Group. The transaction is being treated as a business combination. The primary reason for the acquisition was for the Group to leverage the JD App Level 1 Access Button (Farfetch has replaced the Toplife JD Store with level 1 access being a prominent position on JD App’s homepage) to further enhance the Group’s marketplace business.

Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$48,503
Total purchase consideration	$48,503

No cash or cash equivalents were acquired.

The Group performed its purchase price allocation, which was finalized in 2020. Details of the purchase price allocation is as below (in thousands):

2019
Tangible assets	$17
Inventory	131
Current liabilities	(1,605)
Level 1 access button	9,058
Total net identified assets acquired	7,601
Goodwill	40,902
Net assets acquired	$48,503

Goodwill consists of expected synergies to be achieved by combining the operations of Toplife with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not  deductible for tax purposes. The Level 1 access button is amortized over four years.

Acquisition-related costs totaled $0.7 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2019.

In November 2020, the Group fully impaired the Level 1 access button due to the closure of our direct consumer-facing channels on JD.com. At that time, the carrying amount of the intangible asset was $5.8 million. Refer to Note 16, Intangible assets for more information.

 CuriosityChina

On April 3, 2019, Farfetch China (HK Holdings) Limited, a wholly owned subsidiary of Farfetch Limited, completed the acquisition of 78% of the outstanding shares of CuriosityChina with total cash consideration of $9.0 million. The Group benefits from CuriosityChina's expertise in the China market, including its customer base and technological capabilities. Upon initial acquisition the Group had an obligation to acquire the remaining 22% of outstanding shares that it did not initially acquire. On acquisition, the present value of the obligation amounted to $4.3 million and was accounted for separately from the business combination as a call option liability. In connection to the purchase obligation, the Group recognized a $0.9 million present value revaluation loss in the Consolidated statement of operations for the year ended December 31, 2020 and present value revaluation loss of $1.6 million for the year ended December 31, 2019. In connection with the initial acquisition agreement, in 2020, 3% of the outstanding shares in CuriosityChina were transferred to Farfetch China (HK Holdings) Limited on May 8, 2020, taking the non-controlling interest from 22% to 19% as of that date. The aggregate carrying value related to the remaining non-controlling interest in CuriosityChina, recognized on the Consolidated statement of financial position and classified within trade and other payables as at December 31, 2021, is $5.7 million (2020: $6.9 million classified within put and call option liabilities and trade and other payables).

The transaction has been accounted for as a business combination under IFRS 3.

Details of the total purchase consideration, the net assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$9,000
Total purchase consideration	$9,000

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$409
Cash consideration	(9,000)
Net cash outflow	$(8,591)

The Group finalized its purchase price allocation in the fourth quarter of 2019. The Group recognized the following assets and liabilities upon acquisition of CuriosityChina (in thousands):

2019
Tangible assets	$78
Current assets	1,879
Current liabilities	(1,005)
Customer relationships	3,878
Backlog	202
Technology	2,059
Deferred tax liability	(921)
Total net identified assets acquired	6,170
Goodwill	3,039
Total net identified assets acquired and goodwill	9,209
Non-controlling interest	(209)
Net assets acquired	$9,000

Goodwill consists of expected synergies to be achieved by combining the operations of CuriosityChina with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not deductible for tax purposes. The Customer relationships, Backlog and Technology are amortized over ten, two and ten years respectively.

Acquisition-related costs totaled $0.4 million and are included in Selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2019.

New Guards

On August 2, 2019, Farfetch Italia S.R.L, a wholly owned subsidiary of Farfetch Limited, completed the acquisition of 100% of the outstanding shares of New Guards and took control of New Guards on the same date. The acquisition complements the Group's strategy to be the global technology platform for luxury fashion. The consideration payable by the Group was in the form of cash and Farfetch Limited shares. The total consideration payable was $704.1 million, split as $358.9 million of cash, and 17,710,526 Class A Ordinary Shares with a value of $345.2 million based on the Farfetch Limited share price as at the acquisition date. With respect to the share consideration, 3,554,855 of the shares reflected an estimate at the acquisition date of the shares expected to be issued based on Farfetch Limited's volume adjusted average share price for the ten-day period ended September 18, 2019 and classified as a liability. In the third quarter of 2020, as part of the post-acquisition working capital adjustments included in the purchase agreement, the Group transferred an additional consideration of 181,870 Class A Ordinary Shares with a value of $4.8 million. This resulted in an additional $4.8 million of goodwill being recognized as a result of the additional consideration transferred.

The transaction was accounted for as a business combination under IFRS 3 and the purchase price allocation accounting has been completed.

Details of the total purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$358,910
Ordinary shares issued	280,705
Ordinary shares to be issued	69,284
Total purchase consideration	$708,899

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$102,835
Cash consideration	(358,910)
Net cash outflow	$(256,075)

The ordinary shares issued are non-cash investing activities.

The ordinary shares to be issued reflected the Group's best estimate of the shares it expected to issue as at the acquisition date as noted above. These shares were issued on September 23, 2019, with a $21.5 million debit recognized in profit or loss on issue reflecting the fair value remeasurement of the shares on the date they were issued.

The Group recognized the following assets and liabilities upon acquisition of New Guards (in thousands):

2019
Intangible assets	$1,382
Brand name	830,150
Tangible assets	2,714
Right-of-use assets	10,727
Deferred tax assets	3,451
Other non-current assets	2,694
Inventory	36,757
Net working capital (excluding inventory)	32,027
Non-current liabilities	(13,698)
Deferred tax liabilities	(231,729)
Total net identified assets acquired	674,475
Goodwill	192,831
Total net identified assets acquired and goodwill	867,306
Non-controlling interest	(158,407)
Net assets acquired	$708,899

Goodwill consists of expected synergies to be achieved by combining the operations of New Guards with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not expected to be deductible for tax purposes.

Acquisition-related costs totaled $4.1 million and comprised $2.1 million, which are included in Selling, general and administrative expenses, and $2.0 million, which are included in the merger relief reserve. These costs were recorded in the year ending December 31, 2019.

Revenue and profit contribution of acquisitions made in 2019

The results of operations for each of the 2019 acquisitions have been included in the Group’s consolidated statement of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisitions of Stadium Goods, CuriosityChina and Toplife have not been presented because they do not have a material impact to the consolidated revenue and results of operations, either individually or in aggregate. Actual revenue and results of operations for the acquisition of New Guards for the period between the acquisition date and December 31, 2019, were $183.0 million and $23.1 million respectively. Pro forma revenue and results of operations for the acquisition of New Guards as though the acquisition date had been the beginning of 2019 is impracticable because of the lack of financial information at the end of the reporting periods, as the acquired entity’s reporting periods were misaligned with Farfetch's reporting periods.